Significant Accounting Policies (Details) - Schedule of Notional Amounts of Outstanding Derivative Positions - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies (Details) - Schedule of Notional Amounts of Outstanding Derivative Positions [Line Items]
Notional Amounts	$ 12,284	$ 38,956
Designated cash flow hedges [Member]
Significant Accounting Policies (Details) - Schedule of Notional Amounts of Outstanding Derivative Positions [Line Items]
Notional Amounts	12,284	38,465
Non-designated hedges [Member]
Significant Accounting Policies (Details) - Schedule of Notional Amounts of Outstanding Derivative Positions [Line Items]
Notional Amounts		$ 491